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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 06/30/06
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 300 W. Hubbard Street
               ---------------------------------------------
               Suite 202
               ---------------------------------------------
               Chicago, IL 60610
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal, CCO
               ---------------------------------------------
      Phone:   (312) 233-9932
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            August 8, 2006
      ------------------------ ----------------------------- ----------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                              ---------------
Form 13F Information Table Entry Total:                    36
                                              ---------------
Form 13F Information Table Value Total:        $90,209,788.00
                                              ---------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                    FORM 13 F
 Name of Reporting Manager: Timeless Investment Management & Research, LLC, 2Q06

                                                                                                                 Voting Authority
                                                                           Investment Discretion                     (Shares)
                                                                         ---------------------------           -------------------
                                                               Shares of         (b) Shared-   (c)   Managers
                          Title of               Fair Market   Principal   (a)   As Defined  Shared-   See     (a)    (b)    (c)
Name of Issuer              Class    CUSIP          Value       Amount    Sole   in Instr. V  Other  Instr. V  Sole Shared  None
------------------------- ---------- --------- --------------- --------- ------- ----------- ------- --------- ---- ------ -------
Common:
AMIS Holdings                        031538101 $  3,381,000.00   338,100 338,100                                  -        338,100
Albany International                 012348108 $  2,971,539.00    70,100  70,100                                  -         70,100
BJs Whsl Club                        05548J106 $  2,435,265.00    85,900  85,900                                  -         85,900
BOK Finl Corp                        05561Q201 $  2,736,072.00    55,085  55,085                                  -         55,085
Bandag Inc                           059815100 $  2,290,534.00    62,600  62,600                                  -         62,600
Corinthian College                   218868107 $  2,640,804.00   183,900 183,900                                  -        183,900
Dentsply International               249030107 $  2,920,920.00    48,200  48,200                                  -         48,200
Entegris                             29362U104 $  1,484,774.00   155,800 155,800                                  -        155,800
First Marblehead                     320771108 $  2,989,350.00    52,500  52,500                                  -         52,500
G & K Services Inc Cl-A              361268105 $  2,383,850.00    69,500  69,500                                  -         69,500
Gentex Corp                          371901109 $  3,686,200.00   263,300 263,300                                  -        263,300
Hewitt Associates                    42822Q100 $  3,673,232.00   163,400 163,400                                  -        163,400
Insight Enterprises                  45765U103 $  2,265,045.00   118,900 118,900                                  -        118,900
International Speedway               460335201 $  2,448,336.00    52,800  52,800                                  -         52,800
Invacare Corp                        461203101 $  1,236,536.00    49,700  49,700                                  -         49,700
Jack Henry & Associates              426281101 $  2,290,390.00   116,500 116,500                                  -        116,500
Kaydon Corp                          486587108 $  2,025,933.00    54,300  54,300                                  -         54,300
Laureate Education Inc               518613104 $  1,581,573.00    37,100  37,100                                  -         37,100
Learning Tree Intl                   522015106 $  2,773,732.00   316,275 316,275                                  -        316,275
Littelfuse                           537008104 $  2,100,618.00    61,100  61,100                                  -         61,100
Monaco Coach                         60886R103 $  2,477,770.00   195,100 195,100                                  -        195,100
National Instruments Corp            636518102 $  1,422,060.00    51,900  51,900                                  -         51,900
OSI Restaurant Partners              67104A101 $  2,079,460.00    60,100  60,100                                  -         60,100
Parexel International                699462107 $  3,724,535.00   129,100 129,100                                  -        129,100
Perrigo Co                           714290103 $  2,708,020.00   168,200 168,200                                  -        168,200
Roper Inds                           776696106 $  1,556,775.00    33,300  33,300                                  -         33,300
Swift Transportation                 870756103 $  2,972,736.00    93,600  93,600                                  -         93,600
Take-Two Interactive
 Software                            874054109 $  2,549,192.00   235,600 235,600                                  -        235,600
Tetra Tech                           88162G103 $  1,584,182.00    89,300  89,300                                  -         89,300
Tiffany & Co                         886547108 $  2,476,500.00    75,000  75,000                                  -         75,000
Valassis Communications              918866104 $  2,167,921.00    91,900  91,900                                  -         91,900
Varian Inc                           922206107 $  2,760,415.00    66,500  66,500                                  -         66,500
W.P. Stewart & Co Ltd                G84922106 $  2,852,228.00   187,400 187,400                                  -        187,400
Waters Corp                          941848103 $  2,508,600.00    56,500  56,500                                  -         56,500
Werner Enterprises                   950755108 $  3,216,342.00   158,675 158,675                                  -        158,675
World Fuel Services                  981475106 $  2,837,349.00    62,100  62,100                                  -         62,100
                          Subtotal
                           Common              $ 90,209,788.00

Preferred:

                          Subtotal
                           Preferred           $             -

                          Grand
                           Total               $ 90,209,788.00